Schedule of Financial Assets and Liabilities not Carried at Fair Value (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 304,455	$ 342,774
Total loans, net of allowance for loan losses	867,802	831,043
FINANCIAL LIABILITIES
Deposits	1,159,499	1,229,970
Securitization liabilities at amortized cost	14,336	15,072
Subordinated notes and debentures	11,267	11,290
Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	304,455	342,774
Total loans, net of allowance for loan losses	867,802	831,043
Total financial assets not carried at fair value	1,172,257	1,173,817
FINANCIAL LIABILITIES
Deposits	1,159,499	1,229,970
Securitization liabilities at amortized cost	14,336	15,072
Subordinated notes and debentures	11,267	11,290
Total financial liabilities not carried at fair value	1,185,102	1,256,332
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	230,507	256,362
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	73,948	86,412
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	293,291	326,436
Total loans, net of allowance for loan losses	851,389	810,912
Total financial assets not carried at fair value	1,144,680	1,137,348
FINANCIAL LIABILITIES
Deposits	1,151,101	1,218,552
Securitization liabilities at amortized cost	13,706	14,366
Subordinated notes and debentures	11,044	10,853
Total financial liabilities not carried at fair value	1,175,851	1,243,771
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	222,322	244,523
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 70,969	$ 81,913